INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following investments and derivatives as of December 31:

	Carrying value
	2019	2018

At fair value through profit or loss
Derivatives not designated as hedges	11	14
Derivatives designated as net investment hedges	—	45
Investments in debt instruments *	34	36
Other	—	3
	45	98

At amortized cost
Security deposits and cash collateral	256	31
Other investments	16	17
	272	48

Total investments and derivatives	317	146
Non-current	235	58
Current	82	88

* Investments in debt instruments relate to government bonds or bills and are measured at fair value through other comprehensive income (with recycling).

Schedule of financial liabilities
The Company holds the following outstanding debt and derivatives as of December 31:

	Carrying value
	2019	2018

At fair value through profit or loss
Derivatives not designated as hedges	52	65
Derivatives designated as net investment hedges	161	—
Contingent consideration	41	40
Other	—	2
	254	107

At amortized cost
Principal amount outstanding	7,519	7,298
Interest accrued	79	81
Discounts, unamortized fees, hedge basis adjustment	(10)	(13)
Bank loans and bonds	7,588	7,366

Lease liabilities	2,083	—
Put-option liability over non-controlling interest	342	306
Other financial liabilities	77	77
	10,090	7,749

Total debt and derivatives	10,344	7,856
Non-current	7,759	6,567
Current	2,585	1,289

Schedule of principal amounts outstanding for interest-bearing loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2019	2018

VEON Holdings	Loans	None	RUB	8.75% to 10.0%	2022	2,303	2,051
VEON Holdings	Notes	None	US$	5.2% to 5.95%	2019 - 2023	529	1,100
VEON Holdings	Notes	None	US$	3.95% to 4.95%	2021 - 2024	1,133	1,133
VEON Holdings	Notes	PJSC VimpelCom	US$	7.50%	2022	417	417
VEON Holdings	Notes	None	US$	4.00%	2025	700	—
GTH Finance B.V.	Notes	VEON Holdings	US$	6.25% to 7.25%	2020 -2023	1,200	1,200
PJSC VimpelCom, via VIP Finance Ireland	Eurobonds	None	US$	7.75%	2021	262	262
PMCL	Loans	None	PKR	6mKIBOR + 0.35% to 0.8%	2020 -2022	226	256
PMCL	Loan	EKN *	US$	6mLIBOR + 1.9%	2020	75	137
PMCL	Loan	None	PKR	6mKIBOR + 0.75%	2026	121	—
Banglalink	Loan	None	US$	3mLIBOR + 2.50%	2020	300	—
Banglalink	Notes	None	US$	8.63%	2019	—	300
Banglalink	Loans	None	BDT	Average bank deposit rate + 3.0% to 4.25%	2020 - 2022	116	146

	Other bank loans and bonds					137	296

	Total bank loans and bonds					7,519	7,298
* Exportkreditnämnden (The Swedish Export Credit Agency)

Schedule of reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2018	11,198	—	11,198

Cash flows
Proceeds from borrowings, net of fees paid	807	—	807
Repayment of debt	(4,122)	—	(4,122)
Interest paid	(736)	—	(736)

Non-cash movements
Interest and fee accruals	738	—	738
Early redemption premium accrued *	44	—	44
Foreign currency translation	(573)	—	(573)
Other non-cash movements	10	—	10

Balance as of December 31, 2018	7,366	—	7,366

Adjustment due to new accounting standards	—	1,999	1,999

Balance as of January 1, 2019	7,366	1,999	9,365

Cash flows
Proceeds from borrowings, net of fees paid	2,610	—	2,610
Repayment of debt	(2,612)	(366)	(2,978)
Interest paid	(566)	(148)	(714)

Non-cash movements
Interest and fee accruals	599	178	777
Lease additions, disposals, impairment and modifications	—	262	262
Foreign currency translation	193	158	351
Other non-cash movements	(2)	—	(2)

Balance as of December 31	7,588	2,083	9,671
* Early redemption premium accrued in respect of the settlement of the cash tender offer for certain outstanding debt securities. The amount accrued relates to the excess of purchase price over the principal amount outstanding, which, together with the release of unamortized debt issuance costs and unamortized fair value hedge basis adjustment, resulted in a loss from early debt redemption of US$30 in 2018.

Schedule of hedge accounting with derivatives as hedging items
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments *	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2019		2018
Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	88,220	**	68,639	**

* Refer to the Debt and Derivatives section above in this Note for information regarding the carrying amounts of the hedging instruments.
** Hedging instruments have a weighted average term to maturity of 1 year as of December 31, 2019 (2018: 2 years ).
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

	Foreign currency translation reserve	Cost of hedging reserve **

As of January 1, 2018	(7,667)	—

Foreign currency revaluation of the foreign operations and other	(753)	—
Effective portion of foreign currency revaluation of the hedging instruments *	83	—
Change in fair value of foreign currency basis spreads	—	(4)
Amortization of time-period related foreign currency basis spreads	—	5
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture	80	4
Disposal of subsidiaries – reclassification to profit or loss	(159)	—

As of December 31, 2018	(8,416)	5

Foreign currency revaluation of the foreign operations	332	—
Effective portion of foreign currency revaluation of the hedging instruments *	(228)	—
Change in fair value of foreign currency basis spreads	—	23
Amortization of time-period related foreign currency basis spreads	—	(19)

As of December 31, 2019	(8,312)	9
* Amounts represent the changes in fair value of the hedging instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
** Movements in the cost of hedging reserve are included within "Other" in respective section of statement of other comprehensive income